Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating office lease	$ 269,054	$ 269,054	$ 269,054
Less accumulated reduction	(146,757)	(128,412)	(55,034)
Balance	$ 122,297	$ 140,642	$ 214,020